Note 3 - Collaborations, Contracts and Licensing Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions [Table Text Block]
	Year ended December 31
	2013	2012	2011
Collaborations and contracts
DoD (a)	$9,805,556	$11,536,101	$11,565,997
Alnylam (b)	-	9,719	4,191,295
BMS (c)	525,527	440,279	437,165
Other RNAi collaborators (d)	93,486	119,087	117,133
Total research and development collaborations and contracts	10,424,569	12,105,186	16,311,590
Licensing fees and milestone payments
Alnylam milestone payments (b)	5,000,000	1,000,000	500,000
Spectrum payments (e)	39,581	1,000,000	-
Total licensing fees and milestone payments	5,039,581	2,000,000	500,000
Total revenue	$15,464,150	$14,105,186	$16,811,590

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2013	December 31, 2012

DoD (a)	$1,655,028	$1,388,970
BMS current portion (c)	1,808,227	1,754,610
Deferred revenue, current portion	3,463,255	3,143,580
BMS long-term portion (c)	-	722,445
Total deferred revenue	$3,463,255	$3,866,025